Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Pre-Tax Income (loss)

The Company’s pre-tax income (loss) for the years ended December 31, 2024 and 2023 consisted of the following:

	Years Ended December 31,
	2024	2023
Domestic	$2,016,925	$(12,732,735)
Foreign	-	(415,553)
Pre-tax income (loss)	$2,016,925	$(13,148,288)

Schedule of Provision for Income Taxes

The provision for income taxes for the years ended December 31, 2024 and 2023 was as follows:

Year Ended
December 31,
	2024	2023
Federal	$-	$-
State	-	-
Foreign	-	-
Total current	$-	$-

Deferred:
Federal	$-	$-
State	-	-
Total deferred	-	-
Total provision for income taxes	$-	$-

Schedule of Effective Tax Rate

The Company’s effective tax rate for the years ended December 31, 2024 and 2023 differed from the U.S. federal statutory rate as follows:

	Years Ended December 31,
	2024	2023
	%	%
Federal tax benefit at statutory rate	(21.0)	(21.0)
Permanent differences	(4.4)	(4.4)
State tax benefit, net of Federal benefits	-	-
Other	-	-
Effect of foreign income taxed in rates other than the U.S. Federal statutory rate	-	-
Net change in valuation allowance	25.4	25.4
Provision	-	-

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences and carryforwards that gave rise to significant portions of the deferred tax assets and liabilities were as follows:

	Years Ended December 31,
	2024	2023
Net operating loss carryforwards	$25,983,714	$28,000,639
Depreciation	(61,487)	(357,531)
Total assets	25,922,227	27,643,108

Total liabilities	-	-
Less: Valuation allowance	(25,922,227)	(27,643,108)

Net deferred tax liabilities	$-	$-